DIREXION SHARES ETF TRUST
DIREXION DAILY AMD BEAR 1X SHARES
DIREXION DAILY AMD BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 31, 2025
to the Prospectuses and the
Statements of Additional Information (“SAI”),
each dated September 25, 2024

Effective immediately, the trading symbol for each Fund listed below will be as follows:
Fund	Ticker Symbol
Direxion Daily AMD Bear 1X Shares	AMDD
Direxion Daily AMD Bull 2X Shares	AMUU
For more information, please contact the Funds at (866) 476-7523.

Please retain this Supplement with your Prospectus and SAI.